FAIR VALUES	12 Months Ended
Dec. 31, 2020
FAIR VALUES
FAIR VALUES

6.    FAIR VALUES

6.1  Fair Value of Financial Instruments

The Group classifies fair values of financial instruments in a three level hierarchy according to the reliability of the inputs used to determine them.

Fair Value level 1:  The fair value of financial instruments traded in active markets (such as publicly-traded derivatives, debt securities or available for sale) is based on market quoted prices as of the date of the reporting period. If the quoted price is available and there is an active market for the instrument, it will be included in Level 1. Otherwise, it will be included in Level 2.

Fair Value level 2: The fair value of financial instruments which are not traded in active markets, such as over-the-counter derivatives, is determined using valuation techniques that maximize the use of observable market data and rely the least possible on the Group’s specific estimates. If all significant inputs required to determine fair value a financial instrument are observable, such instrument is included in level 2. If the inputs used to determine the price are not observable, the instrument will be included in Level 3.

Fair Value level 3: If one or more significant inputs are not based on observable market data, the instrument is included in level 3.

The Group’s financial instruments measured at fair value as of December 31, 2020 and 2019 are detailed below:

Financial Instruments as of 12/31/2020	FV level 1	FV level 2	FV level 3	Total
Assets
- Cash and due from banks	—	—	—	—
- Debt securities at fair value through profit or loss	9,632,732	239,171	—	9,871,903
- Derivatives	143,944	—	—	143,944
- Other financial assets	3,407,891	—	—	3,407,891
- Other debt securities	6,353,196	28,181,585	—	34,534,781
- Financial assets pledged as collateral	4,687,488	—	—	4,687,488
- Investments in Equity Instruments	87,131	29,197	—	116,328
Total Assets	24,312,382	28,449,953	—	52,762,335
Liabilities
- Liabilities at fair value through profit or loss	2,002,005	—	—	2,002,005
- Derivatives	1,995	—	—	1,995
- Other financial liabilities	7,326,629	—	—	7,326,629
Total Liabilities	9,330,629	—	—	9,330,629

Financial Instruments as of 12/31/2019	FV level 1	FV level 2	FV level 3	Total
Assets
- Cash and due from banks	—	—	—	—
- Debt securities at fair value through profit or loss	768,963	—	4,998	773,961
- Derivatives	350,680	—	—	350,680
- Other financial assets	1,499,631	—	—	1,499,631
- Other debt securities	9,762,875	—	—	9,762,875
- Financial assets pledged as collateral	6,704,298	—	—	6,704,298
- Investments in Equity Instruments	7,891	11,957	—	19,848
Total Assets	19,094,338	11,957	4,998	19,111,293
Liabilities
- Liabilities at fair value through profit or loss	258,060	—	—	258,060
- Other financial liabilities	8,163,994	—	—	8,163,994
Total Liabilities	8,422,054	—	—	8,422,054

Below is shown the reconcilation of the financial instruments classiffied as Fair Value Level 3:

FV level 3	12/31/2019	Transfers	Additions	Disposals	P/L	12/31/2020
Assets
- Debt securities at fair value through profit or loss	4,998	—	—	4,998	—	—

The Group’s policy is to recognize transfers between fair value levels only at end of period. The transfers were produced by the classification as Level 3 of the financial instruments with lack of observable prices.

Valuation Techniques

Valuation techniques to determine fair values Level 2 and Level 3  include the following:

•	Market or quoted prices for similar instruments.
•	The estimated present value of instruments.

The valuation technique to determine fair value Level 2 is based on inputs other than the quoted price included in Level 1 that are readily observable for the asset or liability (i.e., prices).

For Level 3, the Group uses valuation techniques through spot rate curves which calculate the yield upon market prices.

These valuation techniques are detailed below:

•

Interpolation model: It consists of the determination of the value of financial instruments that do not have a market price at the closing date, based on quoted prices for similar assets (both in terms of issue, currency, and duration) in the active markets ( MAE, Bolsar or secondary) through the linear interpolation of them. This technique has been used by the Entity to determine the fair value of the instruments issued by the BCRA and Treasury Bills without quotation at the end of this period.

•

Performance Curve Model under Nelson Siegel: This model proposes a continuous function to model the trajectory of the instant forward interest rate considering as a domain the term comprised until the next interest and / or capital payment. It consists in the determination of the instrument's price estimating volatility through market curves. The Entity has used this model to estimate prices in debt securities or financial instruments with variable interest rate.

The principal inputs considered by the Group for its determination of fair values under the linear interpolation model are:

•	Instrument prices that were quoted between the date the curve is estimated and the settlement date of the latest payment available.
•	Implicit rates in the last available tender.
•	Only instruments that have been traded with a 24-hour settlement are considered.
•	If the same instrument has been listed on MAE (“Mercado Abierto Electrónico”) and Bolsar, only the market price that has been traded in the market with higher volume is considered
•	The yield curve is standardized based on a set of nodes, each of which has an associated expiration date.
•	Instruments denominated in US dollars are converted at the exchange rate on the date the instrument is negotiated.

Likewise, for the determination of fair values under the Nelson Siegel model, the main data and aspects considered by the Entity were:

•	The Spot rate curves in pesos + BADLAR and the Spot rate curve in US dollars are established based on bonds predefined by Financial Risk Management.
•	The main source of prices for Bonds is MAE, without considering those corresponding to operations for own portfolio.
•	The portfolio of bonds used as input is changed with every issuance.

The Group periodically evaluates the performance of the models based on indicators which have defined tolerance thresholds.

Under IFRS, the estimated residual value of an instrument at inception is generally the transaction price.

In the event that the transaction price differs from the determined fair value, the difference will be recognized in the income statement proportionally for the duration of the instrument.

6.2    Fair Value of other Financial Instruments

The following describes the methodologies and assumptions used to determine the fair values of financial instruments not recorded at their value in these financial statements:

•

Assets whose fair value is similar to book value: For financial assets and liabilities that are liquid or have short-term maturities (less than three months), the book value is considered to be similar to fair value.

•

Fixed rate financial instruments: The fair value of financial assets was determined by discounting future cash flows at the current market rates offered, for each year, for financial instruments with similar characteristics. The estimated fair value of deposits with a fixed interest rate was determined by discounting future cash flows through the use of market interest rates for deposits with maturities similar to those of the Group’s portfolio.

•	For listed assets and the quoted debt, fair value was determined based on market prices.

Below is the difference between the carrying amount and the fair value of the main assets and liabilities recorded at amortized cost as of December 31, 2020 and 2019, respectively:

Other Financial Instruments as of 12/31/2020	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
-Cash and due from Banks	36,674,869	36,674,869	36,674,869	—	—
-Other financial assets	877,330	877,330	877,330	—	—
-Loans and other financing	105,395,186	112,402,330	—	—	112,402,330
-Reverse Repo transactions	22,354,735	22,354,735	22,354,735	—	—
- Other Debt Securities	6,325,194	6,325,194	6,325,194	—	—
-Financial assets in guarantee	217,447	217,447	217,447	—	—
	171,844,761	178,851,905	66,449,575	—	112,402,330
Financial Liabilities
-Deposits	178,641,594	179,320,910	—	—	179,320,910
-Other financial liabilities	202,260	202,260	202,260	—	—
-Financing received from the BCRA and other financial institutions	5,852,292	5,607,896	—	—	5,607,896
- Unsubordinated Negotiable obligations	4,226,748	4,226,748	4,226,748	—	—
- Subordinated Negotiable Obligations	1,140,469	1,192,293	1,192,293	—	—
	190,063,363	190,550,107	5,621,301	—	184,928,806

Other Financial Instruments as of 12/31/2019	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
-Cash and due from Banks	35,945,335	35,904,615	35,904,615	—	—
-Other financial assets	1,355,055	1,355,055	1,355,055	—	—
-Loans and other financing	119,817,347	124,755,831	—	—	124,755,831
- Other Debt Securities	4,475,465	4,588,171	4,588,171	—	—
-Financial assets in guarantee	557,038	557,038	557,038	—	—
	162,150,240	167,160,710	42,404,879	—	124,755,831
Financial Liabilities
-Deposits	121,176,255	121,178,488	—	—	121,178,488
-Repo transactions	435,401	435,401	435,401	—	—
-Other financial liabilities	4,245,990	4,321,690	4,321,690	—	—
-Financing received from the BCRA and other financial institutions	12,276,610	11,950,528	—	—	11,950,528
- Unsubordinated Negotiable obligations	8,286,163	8,286,163	8,286,163	—	—
- Subordinated Negotiable Obligations	2,886,028	3,223,964	3,223,964	—	—
	149,306,447	149,396,234	16,267,218	—	133,129,016

6.3    Fair Value of Equity instruments

The following are the equity instruments measured at Fair Value throug profit or loss as of December 31, 2020 and 2019:

	12/31/2020	12/31/2019
Grupo Financiero Galicia S.A.	74,881	7,891
Pampa Holding S.A	8,286	—
Loma Negra S.A.	3,179	—
Others	785	—
Total	87,131	7,891

The following are the equity instruments measured at Fair Value throug Other Comprehensive Income as of December 31, 2020 and 2019:

	FV at	Loss		FV at
Detail	12/31/2019	through OCI	Additions	12/31/2020
MAE	6,276	(1,666)	—	4,610
SEDESA	2,197	(583)	—	1,614
COELSA	1,251	(332)	—	919
PROVINCANJE	371	(100)	—	271
CUYO AVAL SGR	1,428	8	—	1,436
ARGENCONTROL	170	(45)	—	125
LOS GROBO SGR	95	(22)	—	73
IEBA SA	83	(22)	—	61
MODO	—	(25,089)	45,043	19,954
Others	86	48	—	134
Total	11,957	(27,803)	45,043	29,197

	FV at	Income	FV at
Detail	12/31/2018	through OCI	12/31/2019
MAE	9,655	(3,379)	6,276
SEDESA	3,380	(1,183)	2,197
COELSA	1,925	(674)	1,251
PROVINCANJE	568	(197)	371
CUYO AVAL SGR	1,883	(455)	1,428
ARGENCONTROL	263	(93)	170
LOS GROBO SGR	437	(342)	95
IEBA SA	127	(44)	83
Others	194	(108)	86
Total	18,432	(6,475)	11,957